Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	35 Months Ended	41 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000238758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%				15.60%
C000238755 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%				25.76%
C000238756 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.88%				15.51%
C000237295 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.07%						20.28%
C000237654 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	70.83%			26.36%
C000242671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%		5.49%
C000240405 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%	22.53%
C000238757 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%				15.29%
C000242670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.38%		4.11%
C000237296 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.83%							10.82%
C000237297 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	130.30%					53.47%
Bloomberg U.S. 1000 Dividend Growth Index ($17,178) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%				16.03%
Bloomberg U.S. 1000 Growth Index ($23,193) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%				26.01%
Bloomberg U.S. 1000 Value Index ($17,027) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.20%				15.75%
Bloomberg 500 Index ($20,171) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%						20.33%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index (Net Total Return) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	59.56%			24.96%
Bloomberg US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%		4.70%
Bloomberg Natural Resources and Security Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.36%	23.23%
Bloomberg U.S. 600 Index / Bloomberg U.S. 2000 Index ($16,922) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.86%				15.55%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		4.48%
Bloomberg U.S. Energy Select Index/ Solactive United States Energy Regulated Capped Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.27%							11.22%
Bloomberg U.S. Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	132.07%					54.31%
Bloomberg U.S. 1000 Index ($20,998) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%				22.62%
Bloomberg 500 Index/Solactive GBS United States 500 Index ($20,180) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.09%						20.34%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%		4.48%
Bloomberg U.S. 1000 Index ($17,224) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%	21.14%			22.62%
Bloomberg U.S. 1000 Index ($18,979) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%							17.89%
Bloomberg U. S. 1000 Index ($20,729) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%					21.56%